Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade And Other Receivables [Abstract]
Trade receivables	£ 1,757	£ 1,858
Loss allowance	(99)	(88)	£ (87)
Trade receivables before prepayments and accrued income	1,658	1,770
Prepayments and accrued income	207	236
Current tax receivable	44	28
Net finance lease receivable	18	33
Total	£ 1,927	£ 2,067